UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   April 28, 2010

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total: $25,618

List of Other Included Managers:	None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC Enterprises                COM              00104Q107      858    80000 SH       SOLE                    80000
American Express               COM              025816109     1474    35726 SH       SOLE                    35726
Banco Bilbao                   COM              05946K101      242    17647 SH       SOLE                    17647
Berkshire Hathaway B           COM              084670207     2369    29150 SH       SOLE                    29150
Coca Cola                      COM              191216100      254     4625 SH       SOLE                     4625
Comcast A Spcl                 COM              20030N200      532    29625 SH       SOLE                    29625
ConocoPhillips                 COM              20825C104      933    18225 SH       SOLE                    18225
Disney, Walt Hldg Co           COM              254687106      411    11760 SH       SOLE                    11760
Exxon Mobil Corp               COM              30231G102     2206    32932 SH       SOLE                    32932
General Electric               COM              369604103     1209    66426 SH       SOLE                    66426
Group 1 Automotive             COM              398905109      319    10020 SH       SOLE                    10020
Home Depot Inc                 COM              437076102     1254    38766 SH       SOLE                    38766
Johnson & Johnson              COM              478160104     1794    27515 SH       SOLE                    27515
Kinder Morgan                  COM              494550106      736    11258 SH       SOLE                    11258
Kinder Morgan Mgmt             COM              49455U100      451     7697 SH       SOLE                     7697
Kraft Foods Inc                COM              50075N104     1451    47999 SH       SOLE                    47999
Microsoft Inc                  COM              594918104     2154    73560 SH       SOLE                    73560
Natl Oilwell Varco             COM              637071101      607    14970 SH       SOLE                    14970
Pepsico                        COM              713448108     1036    15665 SH       SOLE                    15665
Pfizer Inc                     COM              717081103     1081    63015 SH       SOLE                    63015
Prepaid Card Hldgs Inc         COM              74071E108        0    10000 SH       SOLE                    10000
Procter & Gamble Co            COM              742718109      205     3242 SH       SOLE                     3242
S&P Depository Receipts        COM              78462F103      464     3970 SH       SOLE                     3970
SBA Communications CP          COM              78388j106     1123    31125 SH       SOLE                    31125
Sears Holding Corp             COM              812350106     1258    11605 SH       SOLE                    11605
Walmart                        COM              931142103      682    12275 SH       SOLE                    12275
Weingarten Realty              COM              948741103      512    23725 SH       SOLE                    23725